Note 7 - Operating Profit (Loss) (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
	Year Ended June 30		Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Amortization of intangible assets	1,167	868	223	990
Depreciation of property, plant and equipment	1,089	898	214	430
Operating lease costs – land and buildings	-	-	-	548
Operating lease costs – motor vehicles	-	-	-	65
Operating lease costs – other equipment	-	-	-	33
Gain on foreign exchange	2,179	33	-	-
Auditors’ remuneration – audit fees	163	161	97	253
Auditors’ remuneration – audit related services	-	-	-	26
Auditors’ remuneration – tax services	12	11	-	28
Directors’ emoluments	676	398	104	611
Loss/(gain) on disposal of solar development	(769)	(1,589)	(38)	2,615